Share Capital - Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	$ (15,776)	¥ (109,841)	¥ (66,197)	¥ (90,291)
Deduct: Accretion of contingently redeemable convertible preferred shares | ¥			(24,094)	(26,391)
Net loss attributable to common shareholders	(15,776)	(109,841)	(90,291)	¥ (116,682)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share | shares				42,666,670
Basic and diluted loss per share | ¥ / shares				¥ (2.73)
Class A Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	(12,282)	(85,502)	(46,606)
Deduct: Accretion of contingently redeemable convertible preferred shares | ¥			(16,963)
Net loss attributable to common shareholders	$ (12,282)	¥ (85,502)	¥ (63,569)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share | shares	59,721,341	59,721,341	40,441,999
Basic and diluted loss per share | (per share)	$ (0.21)	¥ (1.43)	¥ (1.57)
Class B Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	$ (3,496)	¥ (24,339)	¥ (19,591)
Deduct: Accretion of contingently redeemable convertible preferred shares | ¥			(7,131)
Net loss attributable to common shareholders	$ (3,496)	¥ (24,339)	¥ (26,722)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share | shares	17,000,189	17,000,189	17,000,189
Basic and diluted loss per share | (per share)	$ (0.21)	¥ (1.43)	¥ (1.57)